TAXES RECEOVERABLE (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	June 30, 2022	December 31, 2021
VAT recoverable	$1,550	$790
GST recoverable	89	26
Income taxes recoverable	2,636	2,548
	$4,275	$3,364